Income Taxes - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory U.S. federal income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	5.10%	1.00%	1.00%
Benefit from (lower effective tax rate) on international operations-net	12.00%	(9.60%)	(10.20%)
Valuation allowance	0.00%	2.00%	1.20%
Exchange (gains) losses	0.50%	2.70%	2.30%
Depletion	3.40%	(3.90%)	(4.10%)
Goodwill	(3.20%)	(0.00%)	(0.00%)
Section 199 deduction	(0.00%)	(0.70%)	(0.80%)
Other, net	(0.50%)	0.60%	2.00%
Total effective tax rate	52.30%	27.10%	26.40%